SUBSEQUENT EVENTS (Details) - COP ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 17, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Net income for period ended December 31, 2021 included in the unconsolidated financial statements of Grupo Aval		$ 2,541,179	$ 3,502,758	$ 2,399,001	$ 3,031,238
Occasional reserve release at the disposal of the General Meeting of Shareholders		5,705,421
Total Income available for disposal of the General Meeting of Shareholders		$ 8,246,601
Dividends declared information		To distribute a cash profit of Ps. 3.60 per share per month during the months of April 2023 to March 2024, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.	In the general assembly held in March 2022, A stock dividend at the rate of $54 per share on the 22,281,017,159 common and preferred shares outstanding as of December 31, 2021. These dividends will be paid in shares, at the rate of 1 share for every 13.72333 common or preferred shares, as of December 31, 2021. The payment of the shares will be made on May 31, 2022, to whoever is entitled to it at the time the payment becomes due in accordance with current regulations. For this purpose, up to a total of 1,623,586,385 new shares of the same species held by the shareholder will be issued. The unit value of the shares will be 741.06. (*)	In the general assembly held in March 2021, 54.00 pesos per share payable in twelve installments of 4.50 pesos per share, from April 2021 to March 2022.	In the general assembly held in March 2020, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2020 to March 2021.
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share, per installment		$ 3.60		$ 4.50	$ 5.00
Total dividends declared		$ 1,025,718	$ 1,203,175	$ 1,203,175	$ 1,336,861
Total shares outstanding		23,743,475,754	22,281,017,159	22,281,017,159	22,281,017,159
To Occasional reserve at the disposal of General Meeting of Shareholders		$ 7,220,883
Announcement of plan to discontinue operation [member] | Banco de Bogota S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares sold	4.11%